Schedule 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements
Operating revenue, net	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Operating costs and expenses	1,943,162	277,868	1,314,740	1,195,544
Interest income	135,697	19,404	149,121	136,043
Foreign currency exchange (loss)/gain	276	39	8,016	4,342
Income tax expense	21,608	3,090	(9,707)	(555)
Others, net	36,618	5,236	25,295	30,598
Net profit attributable to ordinary shareholders	568,936		367,510	167,221
Net profit attributable to ordinary shareholders	568,936	81,356	367,510	167,221
Other comprehensive income/(loss)
Foreign currency transaction adjustments	(106,666)	(15,253)	44,773	37,413
Unrealized loss on available-for-sale investments, net of tax	(9,262)	(1,324)	(29,330)	(1,551)
Total comprehensive income attributable to ordinary shareholders	453,008	64,779	382,953	203,083
Waterdrop Inc.
Condensed Financial Statements
Operating costs and expenses	(24,721)	(3,535)	(42,575)	(87,060)
Interest income	111,796	15,987	93,591	29,337
Foreign currency exchange (loss)/gain	864	124	(216)	(92)
Income tax expense	365	52	1,433
Others, net	13,731	1,964	13,439	3,077
Equity in profit of subsidiaries and VIEs	467,631	66,868	304,704	221,959
Net profit attributable to ordinary shareholders	568,936	81,356	367,510	167,221
Net profit attributable to ordinary shareholders	568,936	81,356	367,510	167,221
Other comprehensive income/(loss)
Foreign currency transaction adjustments	(106,666)	(15,253)	44,773	37,413
Unrealized loss on available-for-sale investments, net of tax	(9,262)	(1,324)	(29,330)	(1,551)
Total comprehensive income attributable to ordinary shareholders	¥ 453,008	$ 64,779	¥ 382,953	¥ 203,083